CONVERTIBLE NOTES AND WARRANTS	9 Months Ended
Sep. 30, 2022
CONVERTIBLE NOTES AND WARRANTS
CONVERTIBLE NOTES AND WARRANTS

NOTE 4 – CONVERTIBLE NOTES AND WARRANTS

On October 2, 2020, Quoin Inc. commenced an offering of promissory notes (the “2020 Notes” or “Convertible Notes Payable”) and warrants. Based upon the terms agreed to in March 2021 in the Primary Financing (see Note 5), the 2020 Notes were mandatorily convertible into 5,183 ADSs in the Primary Financing, subject to adjustment.

The holders of the 2020 Notes (the “2020 Noteholders”) also received warrants exercisable at any time after the issuance date for 29,388 ADSs at an initial exercise price of $49.75 per ADS. At the time of grant, the Company determined that these warrants met the criteria to be recorded as a liability instrument. Effective March 13, 2022, each holder agreed to exchange these warrants for warrants on the substantially same terms as the Investor Exchange Warrants (See Note 5) with the same number of shares issuable upon the exercise of an Exchange Warrant as upon the exercise of the original warrant and the same exercise price with a contractual term of 5 years (the “Noteholder Warrants”).

The Noteholder Warrants have been determined to have equity classification. The change in the fair value of the warrants through the exchange date was included in other income (expense) in the accompanying statement of operations, and then reclassified from liability to additional paid in capital. On July 14, 2022, as a result of the Altium Agreement (see Note 5), the exercise price of the Noteholder Warrants was reduced to $0 and the 2020 Noteholders subsequently exercised all of their warrants. The change in the exercise price of the Noteholder Warrants resulted in a deemed dividend of approximately $65,000 recorded during the three and nine months ended September 30, 2022.

The ADSs issued to the 2020 Noteholders did not account for accrued interest which was estimated to be approximately $744,000 at December 31, 2021, and included in accrued interest and financing expense in the accompanying consolidated balance sheet. Approximately $312,000 was paid to two of the five 2020 Noteholders during the nine months ended September 30, 2022. Based on the terms of the cash settlement with these two 2020 Noteholders, the Company’s estimate of the liability to the remaining three 2020 Noteholders was increased to $1,146,000 as of September 30, 2022. The Company expects to settle the remaining liability in 2022 or early 2023.